Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid SCY-078 development services		$ 109	$ 0
Prepaid insurance		295	97
Other prepaid expenses		70	141
Other receivable due from R-Pharm	$ 420	226	0
Other current assets		3	5
Prepaid expenses and other current assets	$ 899	$ 703	$ 243